Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance		$ 50,276
Acquired during the year	$ 92,591
Disposal due to sale		$ (50,276)
Ending balance	$ 92,591